Segment disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Segment disclosures [Abstract]
Disclosure of segment geographic information	The following geographic information reflects revenue based on customer location.

	2018 $	2017 $
Revenue
United States	345	300
China	118	118
	463	418